Related Party Transactions (Related Party Transactions) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Other expenses	$ 1,700	$ 1,723	$ 1,757
Universal life and investment-type product policy fees	3,097	3,293	3,610
Other revenues	709	433	520
Assets	211,425	215,616
Liabilities	194,560	196,980
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Other expenses	847	1,100	1,100
All Services and Transactions Except Broker Dealer Activities [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	(45)	36	(68)
Related Party Transaction, Expenses from Transactions with Related Party	370	855	974
Assets	4,288	9,720
Liabilities	5,125	5,933
Broker Dealer Activities [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	202	218	212
Related Party Transaction, Expenses from Transactions with Related Party	638	643	$ 602
Assets	19	19
Liabilities	$ 20	$ 20